Basis of Presentation and Organization (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Change in Accounting Estimate [Line Items]
Net (loss) income	$ (866,728)	$ 262,752
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation & amortization	738,056	697,017
(Increase) decrease in assets:
Trade receivables	782,645	(3,555,934)
Inventories	(203,687)	120,644
Deferred tax asset	327,547	305,246
Other assets	(44,961)	(324,906)
Increase (decrease) in current liabilities:
Trade payables	3,157,082	(769,094)
Net cash used in operating activities	4,814,761	(2,855,751)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(884,125)	(824,747)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	(651,393)	6,096,650
Net cash provided by operations	3,279,252	2,416,152
Effect of exchange rate changes on cash and cash equivalents	307,649	(827,350)
Net increase in cash and cash equivalents	3,524,916	1,588,802
Cash and cash equivalents at beginning of period - continuing operations	7,140,539	5,617,025
Cash and cash equivalents at beginning (end) of period - discontinued operations	65,288	(65,288)
Cash and cash equivalents at the end of the period	10,730,743	7,140,539
Cash paid during the period for:
Income tax payments
Interest payments	1,695,288	1,905,471
Reported [Member]
Change in Accounting Estimate [Line Items]
Net (loss) income		(11,846)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation & amortization		697,017
(Increase) decrease in assets:
Trade receivables		(3,555,934)
Inventories		(120,644)
Deferred tax asset		579,844
Other assets		324,906
Increase (decrease) in current liabilities:
Trade payables		(769,094)
Net cash used in operating activities		(2,855,751)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities		(824,747)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities		6,096,650
Net cash provided by operations		2,416,152
Effect of exchange rate changes on cash and cash equivalents		(827,350)
Net increase in cash and cash equivalents		1,588,802
Cash and cash equivalents at beginning of period - continuing operations		5,617,025
Cash and cash equivalents at beginning (end) of period - discontinued operations
Cash and cash equivalents at the end of the period		7,205,827
Cash paid during the period for:
Income tax payments
Interest payments		1,905,471
Adjustments [Member]
Change in Accounting Estimate [Line Items]
Net (loss) income		274,598
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation & amortization
(Increase) decrease in assets:
Trade receivables
Inventories
Deferred tax asset		(274,598)
Other assets
Increase (decrease) in current liabilities:
Trade payables
Net cash used in operating activities
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities
Net cash provided by operations
Effect of exchange rate changes on cash and cash equivalents
Net increase in cash and cash equivalents
Cash and cash equivalents at beginning of period - continuing operations
Cash and cash equivalents at beginning (end) of period - discontinued operations		(65,288)
Cash and cash equivalents at the end of the period		(65,288)
Cash paid during the period for:
Income tax payments
Interest payments